PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Rates)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2037
North America | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.20%	6.10%
North America | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.90%	4.80%
North America | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.50%	6.40%
North America | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	7.50%	7.10%
North America | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.00%	5.60%
North America | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.60%	7.20%
Colombia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2037
Colombia | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	12.60%	10.40%
Colombia | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	11.30%	9.60%
Colombia | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	12.60%	10.90%
Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2032
Brazil | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.90%	9.00%
Brazil | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.20%	10.30%
Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2031
Europe | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	410.00%	400.00%
Europe | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	590.00%	580.00%
Europe | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	450.00%	430.00%
Europe | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	630.00%	610.00%